UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 811-09679

                                 Adelante Funds
               (Exact name of Registrant as specified in charter)

                           555 12th Street, Suite 2100
                                Oakland, CA 94607
               (Address of principal executive offices) (Zip code)

                              Constance Dye Shannon
                             UMB Fund Services, Inc.
                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233

                                    Copy to:
                        Elizabeth Shea Fries, Esq., P.C.
                               Goodwin Procter LLP
                                 Exchange Place
                              Boston, MA 02109-2881
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (510) 986-2100
                                                           --------------

                       Date of fiscal year end: January 31
                                                ----------

                    Date of reporting period: April 30, 2007

                                    FORM N-Q
Item 1.  Schedule of Investments.

Adelante U.S. Real Estate Securities Fund
Schedules of Investments
April 30, 2007 (Unaudited)

                   ADELANTE U.S. REAL ESTATE SECURITIES FUND


SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)


   Number
  of Shares                                                         Value
-------------                                                 -----------------

                COMMON STOCKS - 94.4%

                APARTMENTS - 24.1%
   27,070       Archstone-Smith Trust                     $         1,410,618
   18,400       AvalonBay Communities, Inc.                         2,249,584
   21,710       BRE Properties, Inc.                                1,303,468
    8,780       Camden Property Trust                                 611,527
   55,070       Equity Residential                                  2,556,899
    8,660       Essex Property Trust, Inc.                          1,115,928
    5,500       Post Properties, Inc.                                 257,785
    9,600       UDR, Inc.                                             288,384
                                                          -------------------
                                                                    9,794,193
                                                          -------------------

                DIVERSIFIED/SPECIALTY - 11.9%
    3,550       Alexander's Inc                                     1,363,200
    2,090       Colonial Properties Trust                             103,685
    6,100       Forest City Enterprises, Inc. Class A                 407,541
   24,860       Vornado Realty Trust                                2,949,142
                                                          -------------------
                                                                    4,823,568
                                                          -------------------

                INDUSTRIAL - 4.5%
   10,270       AMB Property Corporation                              625,546
   18,680       ProLogis                                            1,210,464
                                                          -------------------
                                                                    1,836,010
                                                          -------------------

                INDUSTRIAL MIXED - 0.4%
    2,990       Liberty Property Trust                                144,686
                                                          -------------------

   Number
  of Shares                                                         Value
-------------                                                 -----------------




                OFFICE - 24.3%
    5,910       Alexandria Real Estate Equities, Inc.      $          625,574
    9,800       BioMed Realty Trust, Inc.                             281,358
   19,200       Boston Properties, Inc.                             2,257,151
   25,400       Brookfield Properties Corporation                   1,043,178
   16,500       Corporate Office Properties Trust                     777,315
   58,500       Douglas Emmett, Inc.                                1,523,925
   12,090       Kilroy Realty Corporation                             917,994
    5,290       Mack-Cali Realty Corporation                          259,051
   22,100       Maguire Properties, Inc.                              796,263
   10,240       SL Green Realty Corporation                         1,442,816
                                                          -------------------
                                                                    9,924,625
                                                          -------------------

                RETAIL - LOCAL - 6.7%
   22,900       Acadia Realty Trust                                   615,552
   12,240       Federal Realty Investment Trust                     1,103,681
    4,040       Kimco Realty Corporation                              194,203
    7,830       Regency Centers Corporation                           645,192
    3,500       Weingarten Realty Investors                           167,510
                                                          -------------------
                                                                    2,726,138
                                                          -------------------

                RETAIL - REGIONAL - 22.5%
   46,110       General Growth Properties, Inc.                     2,944,124
   27,690       Simon Property Group, Inc.                          3,192,103
   24,200       Taubman Centers, Inc.                               1,356,410
   17,290       The Macerich Company                                1,644,625
                                                          -------------------
                                                                    9,137,262
                                                          -------------------

                TOTAL COMMON STOCKS
                  (Cost $25,032,031)                               38,386,482
                                                          -------------------


                PREFERRED STOCKS - 3.8%

                DIVERSIFIED/SPECIALTY - 2.2%
   35,800       Vornado Realty Trust, Series I                        890,346
                                                          -------------------

                OFFICE - 1.6%
   25,100       SL Green Realty Corporation, Series D                 650,341
                                                          -------------------
                TOTAL PREFERRED STOCKS
                  (Cost $1,484,690)                                 1,540,687
                                                          -------------------

  Principal
    Amount                                                         Value
-------------                                                 -----------------

                SHORT TERM INVESTMENT - 3.4%
1,391,400       UMB Bank Money Market Fiduciary            $        1,391,400
                                                          -------------------

                TOTAL SHORT TERM INVESTMENT
                  (Cost $1,391,400)                                 1,391,400
                                                          -------------------


                TOTAL INVESTMENTS - 101.6%
                  (COST $27,908,121)                               41,318,569
                LIABILITIES LESS OTHER ASSETS - (1.6)%               (636,636)
                                                          -------------------

                NET ASSETS - 100.0%                               $40,681,933
                                                          ===================


See notes to the Schedule of Investments

       Organization

       Adelante Funds (the "Trust") was organized on October 28, 1999 as a Delaware business trust and registered under the Investment Company Act of 1940 as amended, as an open-end management investment company. The Trust currently consists of one investment portfolio: Adelante U.S. Real Estate Securities Fund (the "Fund"). The Fund was formerly known as Lend Lease U.S. Real Estate Securities Fund. The Fund is a non-diversified portfolio of the Trust and is authorized to issue three classes of shares: Class A, Class K and Class Y. The Fund's share classes differ in terms of sales charges, fees and eligibility requirements. The Fund's Class K and Class Y shares commenced operations on February 16, 2000. As of January 31, 2006, the Fund's Class K and Class Y shares are outstanding. Adelante Capital Management LLC is the Fund's investment adviser.

       Investment Valuation - In connection with the determination of the Fund's net asset value, securities that are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

       Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Return of capital distributions from investments will decrease the cost of investment in the investment security and thus may impact unrealized appreciation or depreciation of the investment security.


       Federal Income Tax Information

       At April 30, 2007, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes was as follows:



      Cost of investments                                       $27,957,540

      Gross unrealized appreciation                             $13,794,790
      Gross unrealized depreciation                                (433,761)
                                                                   --------

      Net unrealized appreciation on investments                $13,361,029

Item 2. Controls and Procedures.
(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adelante Funds

By:      /s/Michael A. Torres
    -----------------------------------------
         Michael A. Torres
         Principal Executive Officer

Date:    June 28, 2007
      ---------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Michael A. Torres
    -----------------------------------------
         Michael A. Torres
         Principal Executive Officer

Date:    June 28, 2007
      ---------------------------------------


By:      /s/Mark A. Hoopes
    -----------------------------------------
         Mark A. Hoopes
         Principal Financial Officer

Date:    June 28, 2007
      ---------------------------------------


                                  EXHIBIT INDEX
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)